Property, Equipment and Rou Assets, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Property, Equipment and Rou Assets, Net [Abstract]
PROPERTY, EQUIPMENT AND ROU ASSETS, NET
4.	PROPERTY, EQUIPMENT AND ROU ASSETS, NET

Property, equipment and ROU assets consisted of the following:

	March 31, 2025	June 30, 2024
	$	$
ROU Assets (leases)	1,891,009	2,135,811
Equipment	429,091	429,090
Furnishings	-	40,409
Property and equipment	2,320,100	2,605,310
Less: accumulated depreciation and amortization	(1,211,438)	(1,355,311)
Property, equipment and ROU assets, net	1,108,662	1,249,999

Depreciation expense on computer equipment, lab equipment and furnishing for the three months ended March 31, 2025 and 2024, was $12,203 and $14,220, respectively, and was recorded in general and administrative expenses. Amortization expense related to the ROU assets for the three months ended March 31, 2025 and 2024, was $77,278 and $95,615, respectively, and was recorded in general and administrative expenses.

Depreciation expense on computer equipment, lab equipment and furnishing for the nine months ended March 31, 2025 and 2024, was $37,998 and $42,302, respectively, and was recorded in general and administrative expenses. Amortization expense related to the ROU assets for the nine months ended March 31, 2025 and 2024, was $243,555 and $287,824, respectively, and was recorded in general and administrative expenses.

4.	PROPERTY, EQUIPMENT AND ROU ASSETS, NET

Property, equipment and ROU assets consisted of the following:

	June 30, 2024	June 30, 2023
	$	$

Right-of-Use Assets (leases)	2,135,811	1,167,436
Equipment	429,090	440,902
Furnishing	40,409	40,409
Property and equipment	2,605,310	1,648,747
Less: accumulated depreciation and amortization	(1,355,311)	(925,321)
Property, equipment and ROU assets, net	1,249,999	723,426

Depreciation expense on computer equipment, lab equipment and furnishing for the year ended June 30, 2024 and 2023, was $47,742 and $39,613 respectively and was recorded in general and administrative expenses. Amortization expense related to the right-of-use assets for the year ended June 30, 2024 and 2023, was $384,918 and $369,239 respectively and was recorded in general and administrative expenses.